Share-Based Payments (Narrative) (Details) - USD ($)	3 Months Ended			12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016	Sep. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Feb. 21, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)	0		0	11,767
Restatement adjustment		$ 843,000		$ 843,000	$ 0
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation	$ 15,000		$ 4,991,000	11,720,000	23,562,000
Unrecognized share-based compensation costs	29,000	59,000		59,000
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation	12,000		$ 173,000	147,000	$ 1,420,000
Unrecognized share-based compensation costs	$ 133,000	$ 157,000		$ 157,000
Expiration period	10 years			10 years
Unrecognized share-based compensation costs, period for recognition	4 years			4 years
Stock Options | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years			3 years
Stock Options | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years			4 years
Executive Incentive Plan, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for delivery under plan (shares)					187,500	6,250,000